CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 5,531,075	$ 4,430,740	$ 1,513,365
Short term deposits (note 2)		454,381	1,801,400
Marketable securities (note 3)	1,064,808	200,311	384,565
Restricted cash (note 1n)	16,000	16,000	16,000
Accounts receivable - other (note 4)	75,950	87,691	542,891
Prepaid expenses	18,804	2,307	1,670
Related parties (note 16)	1,719	404
Grants receivable from the chief scientist	99,533	84,642	24,191
T o t a l current assets	6,807,889	5,276,476	4,284,082
LONG TERM DEPOSITS AND INVESTMENT (note 9b)	9,316	8,867	10,186
AMOUNTS FUNDED IN RESPECT OF EMPLOYEE RIGHTS UPON RETIREMENT (note 8)	5,165	4,740	14,293
PROPERTY AND EQUIPMENT, net (note 6)	2,497	4,768	17,376
T o t a l assets	6,824,867	5,294,851	4,325,937
CURRENT LIABILITIES:
Accounts payable and accrued expenses (note 12)	287,302	597,173	375,538
Related parties (note 16)			18,502
Account payable with former shareholder	47,252	47,252	47,252
T o t a l current liabilities	334,554	644,425	441,292
LONG TERM LIABILITIES:
Warrants (notes 7)		637,182
Employee rights upon retirement (note 8)	12,174	6,959	22,675
Provision for uncertain tax position (note 15e)	228,272	228,272	138,054
Total long term liabilities	240,446	872,413	160,729
COMMITMENTS (note 9)
STOCKHOLDERS' EQUITY:
Common stock	86,504	80,075	70,104
Accumulated other comprehensive income	235,868
Additional paid-in capital	24,778,025	21,568,192	18,201,111
Deficit accumulated during the development stage	(18,850,530)	(17,870,254)	(14,547,299)
T o t a l stockholders' equity	6,249,867	3,778,013	3,723,916
T o t a l liabilities and stockholders' equity	$ 6,824,867	$ 5,294,851	$ 4,325,937